UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Management’s Discussion of Fund Performance
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWCX Capital Appreciation
Fund –
.
PACLX Capital Appreciation
Fund–
.
Advisor  Class
TRAIX Capital Appreciation
Fund–
.
I Class

T. ROWE PRICE Capital Appreciation Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Capital Appreciation Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Capital Appreciation Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Capital Appreciation Fund
Management’s Discussion of Fund Performance

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 17.1% 16.7%
Health Care 14.6 15.9
Industrials and Business
Services 10.5 9.0
Financials 6.8 7.5
Consumer Discretionary 5.1 5.7
Utilities 3.2 5.0
Communication Services 2.0 3.0
Energy 1.6 1.5
Materials 1.0 0.9
Consumer Staples 0.3 0.6
Real Estate 0.0 0.0
Other and Reserves 37.8 34.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.
SECURITY DIVERSIFICATION
Reserves 6%
Bonds 29
Options -1
Common and Preferred Stocks 66
Total 100%
Based on net assets as of 6/30/23.

T. ROWE PRICE Capital Appreciation Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
U.S. Treasury Notes 8.0%
Microsoft 5.6
Apple 3.4
HUB International 3.4
Amazon.com 2.8
UnitedHealth Group 2.7
Alphabet 2.4
Yum! Brands 2.4
Fortive 2.3
Danaher 2.2
Becton, Dickinson & Company 2.1
Intercontinental Exchange 2.0
Revvity 1.9
TRP Inst Floating Rate - Inst 1.5
Waste Connections 1.5
Ameren 1.4
Ingersoll-Rand 1.4
NXP Semiconductors 1.4
NVIDIA 1.4
Roper Technologies 1.3
XCEL Energy 1.2
Thermo Fisher Scientific 1.2
MasterCard 1.2
Exelon 1.1
CCO Holdings LLC / CCO Holdings Capital 1.1
Total 56.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Capital Appreciation Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Capital Appreciation Fund

CAPITAL APPRECIATION FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,113.00 $3.67
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.51
Advisor Class
Actual   1,000.00   1,111.60   5.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.03   4.81
I Class
Actual   1,000.00   1,113.70   3.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.92   2.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.70%,
the
2
Advisor Class was 0.96%, and the
3
I Class was 0.58%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 29 .73 $ 36 .96 $ 34 .11 $ 31 .22 $ 26 .53 $ 28 .28
Investment activities
Net investment
income
(1)(2)
0 .37 0 .49 0 .35 0 .40 0 .49 0 .72
(3)
Net realized and
unrealized gain/loss 2 .99 ( 4 .91 ) 5 .91 5 .21 6 .02 ( 0 .49 )
Total from
investment activities 3 .36 ( 4 .42 ) 6 .26 5 .61 6 .51 0 .23
Distributions
Net investment
income — ( 0 .47 ) ( 0 .35 ) ( 0 .40 ) ( 0 .48 ) ( 0 .67 )
Net realized gain — ( 2 .34 ) ( 3 .06 ) ( 2 .32 ) ( 1 .34 ) ( 1 .31 )
Total distributions — ( 2 .81 ) ( 3 .41 ) ( 2 .72 ) ( 1 .82 ) ( 1 .98 )
NET ASSET VALUE
End of period $ 33 .09 $ 29 .73 $ 36 .96 $ 34 .11 $ 31 .22 $ 26 .53

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
11 .30% ( 11 .94 ) % 18 .53% 18 .16% 24 .61% 0 .62%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0 .73%
(6)
0 .73% 0 .70% 0 .70% 0 .70% 0 .71%
Net expenses after
waivers/payments
by Price Associates 0 .70%
(6)
0 .71% 0 .68% 0 .69% 0 .70% 0 .71%
Net investment
income 2 .40%
(6)
1 .45% 0 .95% 1 .26% 1 .61% 2 .49%
(3)
Portfolio turnover rate 36 .3% 83 .9% 47 .8% 87 .3% 44 .8% 65 .2%
Net assets, end of
period (in millions) $29,358 $26,104 $40,460 $35,253 $30,822 $24,535
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Reflects a special dividend which amounted to $0.29 per share and 1.00% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 7 . Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 29 .30 $ 36 .49 $ 33 .70 $ 30 .88 $ 26 .27 $ 27 .99
Investment activities
Net investment
income
(1)(2)
0 .33 0 .40 0 .24 0 .31 0 .40 0 .63
(3)
Net realized and
unrealized gain/loss 2 .94 ( 4 .85 ) 5 .84 5 .13 5 .94 ( 0 .47 )
Total from
investment activities 3 .27 ( 4 .45 ) 6 .08 5 .44 6 .34 0 .16
Distributions
Net investment
income — ( 0 .40 ) ( 0 .23 ) ( 0 .30 ) ( 0 .39 ) ( 0 .57 )
Net realized gain — ( 2 .34 ) ( 3 .06 ) ( 2 .32 ) ( 1 .34 ) ( 1 .31 )
Total distributions — ( 2 .74 ) ( 3 .29 ) ( 2 .62 ) ( 1 .73 ) ( 1 .88 )
NET ASSET VALUE
End of period $ 32 .57 $ 29 .30 $ 36 .49 $ 33 .70 $ 30 .88 $ 26 .27

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
11 .16% ( 12 .18 ) % 18 .22% 17 .80% 24 .20% 0 .38%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0 .98%
(6)
0 .99% 0 .99% 1 .00% 0 .99% 1 .00%
Net expenses after
waivers/payments
by Price Associates 0 .96%
(6)
0 .97% 0 .97% 0 .99% 0 .99% 1 .00%
Net investment
income 2 .14%
(6)
1 .22% 0 .66% 0 .97% 1 .32% 2 .20%
(3)
Portfolio turnover rate 36 .3% 83 .9% 47 .8% 87 .3% 44 .8% 65 .2%
Net assets, end of
period (in millions) $720 $654 $795 $770 $866 $788
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Reflects a special dividend which amounted to $0.29 per share and 1.02% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 7 . Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 29 .72 $ 36 .99 $ 34 .14 $ 31 .24 $ 26 .55 $ 28 .29
Investment activities
Net investment
income
(1)(2)
0 .39 0 .56 0 .40 0 .44 0 .52 0 .77
(3)
Net realized and
unrealized gain/loss 2 .99 ( 4 .95 ) 5 .91 5 .22 6 .02 ( 0 .50 )
Total from
investment activities 3 .38 ( 4 .39 ) 6 .31 5 .66 6 .54 0 .27
Distributions
Net investment
income — ( 0 .54 ) ( 0 .40 ) ( 0 .44 ) ( 0 .51 ) ( 0 .70 )
Net realized gain — ( 2 .34 ) ( 3 .06 ) ( 2 .32 ) ( 1 .34 ) ( 1 .31 )
Total distributions — ( 2 .88 ) ( 3 .46 ) ( 2 .76 ) ( 1 .85 ) ( 2 .01 )
NET ASSET VALUE
End of period $ 33 .10 $ 29 .72 $ 36 .99 $ 34 .14 $ 31 .24 $ 26 .55

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
11 .37% ( 11 .84 ) % 18 .67% 18 .31% 24 .70% 0 .76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0 .60%
(6)
0 .60% 0 .59% 0 .59% 0 .60% 0 .59%
Net expenses after
waivers/payments
by Price Associates 0 .58%
(6)
0 .58% 0 .57% 0 .58% 0 .59% 0 .59%
Net investment
income 2 .52%
(6)
1 .67% 1 .06% 1 .37% 1 .70% 2 .65%
(3)
Portfolio turnover rate 36 .3% 83 .9% 47 .8% 87 .3% 44 .8% 65 .2%
Net assets, end of
period (in millions) $21,572 $18,698 $12,654 $8,901 $6,246 $3,696
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Reflects a special dividend which amounted to $0.30 per share and 1.04% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 7 . Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Capital Appreciation Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47  (1) 22,496,493 20,705
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49  (1) 17,971,313 15,703
Total Asset-Backed Securities (Cost $40,269) 36,408
BANK LOANS 9.7% (2)
1011778 B.C., FRN
1M USD LIBOR + 1.75%, 6.943%, 11/19/26  (3) 9,564,332 9,488
ADMI, FRN
1M USD LIBOR + 3.00%, 8.217%, 4/30/25  (3) 30,870,135 29,578
ADMI, FRN
1M USD LIBOR + 3.38%, 8.592%, 12/23/27  56,820,345 53,340
ADMI, FRN
1M USD LIBOR + 3.75%, 8.967%, 12/23/27  138,195,541 128,809
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.647%, 11/5/27  79,149,786 78,589
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.50%, 8.65%, 11/5/27  210,260,504 208,833
Applied Systems, FRN
1M TSFR + 4.50%, 9.742%, 9/18/26  286,624,792 286,894
Applied Systems, FRN
1M TSFR + 6.75%, 11.992%, 9/17/27  54,909,406 54,876
AssuredPartners, FRN
1M TSFR + 3.50%, 8.602%, 2/12/27  (3) 8,996,084 8,906
AssuredPartners, FRN
1M USD LIBOR + 3.50%, 8.717%, 2/12/27  (3) 5,279,312 5,222
AssuredPartners, FRN
1M USD LIBOR + 3.50%, 8.717%, 2/12/27  3,514,935 3,483
AthenaHealth Group, FRN
1M TSFR + 3.50%, 8.031%, 2/15/29  (4) 191,364,134 183,949
Avantor Funding, FRN
1M TSFR + 2.25%, 7.452%, 11/8/27  (3) 54,410,873 54,351
Azalea Topco, FRN
1M TSFR + 3.75%, 8.952%, 7/24/26  33,913,884 32,896
Azalea Topco, FRN
1M USD LIBOR + 3.50%, 8.717%, 7/24/26  (3) 163,420,250 158,559
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 8.967%, 7/24/26  (3) 56,690,729 54,724
BroadStreet Partners, FRN
1M TSFR + 4.00%, 9.113%, 1/27/29  48,095,344 47,747

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BroadStreet Partners, FRN
1M USD LIBOR + 2.75%, 7.967%, 1/27/27  1,937,285 1,909
Charter Communications Operating, FRN
1M TSFR + 1.75%, 6.795%, 4/30/25  (3) 48,691,218 48,636
Charter Communications Operating, FRN
3M TSFR + 1.75%, 6.795%, 2/1/27  34,335,252 34,106
Filtration Group, FRN
1M TSFR + 4.25%, 9.454%, 10/21/28  (3) 150,832,180 150,644
Filtration Group, FRN
1M USD LIBOR + 3.50%, 8.717%, 10/21/28  (3) 78,433,411 78,069
Filtration Group, FRN
3M EURIBOR + 4.25%, 7.385%, 10/21/28 (EUR)  66,585,492 71,614
Heartland Dental, FRN
1M TSFR + 5.00%, 10.102%, 4/28/28  (3) 160,966,943 155,064
Hilton Worldwide Finance, FRN
3M TSFR + 1.75%, 6.939%, 6/22/26  (3) 128,692,862 128,497
Howden Group Holdings, FRN
1M USD LIBOR + 3.25%, 8.50%, 11/12/27  162,969,513 161,793
HUB International, FRN
1M TSFR + 4.00%, 9.072%, 11/10/29  44,564,879 44,496
HUB International, FRN
1M TSFR + 4.25%, 6/20/30  (3) 796,571,000 798,013
IRB Holding, FRN
1M TSFR + 3.00%, 8.202%, 12/15/27  123,740,247 122,774
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.00%, 8.102%, 4/21/27  109,297,514 105,609
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.50%, 8.602%, 4/21/27  21,306,020 20,640
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 10.764%, 6/21/27  196,728,179 204,147
PetVet Care Centers, FRN
1M USD LIBOR + 3.25%, 8.443%, 2/14/25  48,379,674 46,928
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 8.693%, 2/14/25  53,362,638 52,149
PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 7.943%, 2/14/25  11,403,749 11,007
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 11.443%, 2/13/26  3,982,000 3,624
Quartz Acquireco, FRN
1M TSFR + 3.50%, 4/13/30  (3)(5) 9,587,082 9,575
RealPage, FRN
1M USD LIBOR + 3.00%, 8.217%, 4/24/28  184,471,036 180,275
RealPage, FRN
1M USD LIBOR + 6.50%, 11.654%, 4/23/29  6,300,000 6,085
Ryan Specialty, FRN
1M TSFR + 3.00%, 8.202%, 9/1/27  36,563,830 36,484

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Senior Finance II, FRN
1M USD LIBOR + 1.75%, 6.95%, 4/11/25  (3) 74,423,158 74,390
SkyMiles IP, FRN
3M TSFR + 3.75%, 8.798%, 10/20/27  60,194,396 62,465
Sophia, FRN
1M TSFR + 4.25%, 9.352%, 10/7/27  21,403,056 21,162
Sophia, FRN
3M USD LIBOR + 3.50%, 9.038%, 10/7/27  71,352,239 70,505
Storable, FRN
1M TSFR + 3.50%, 8.679%, 4/17/28  25,547,417 24,834
Sunshine Luxembourg VII, FRN
3M USD LIBOR + 3.75%, 9.092%, 10/1/26  118,023,741 117,242
Trans Union, FRN
1M TSFR + 1.75%, 6.952%, 11/16/26  (3) 31,863,117 31,748
UKG, FRN
3M USD LIBOR + 3.25%, 8.618%, 5/4/26  391,380,566 383,674
USI, FRN
1M TSFR + 3.75%, 8.992%, 11/22/29  165,009,686 164,597
USI, FRN
3M TSFR + 3.25%, 8.788%, 12/2/26  182,667,722 182,410
Woof Holdings, FRN
3M USD LIBOR + 3.75%, 8.954%, 12/21/27  (5) 15,433,132 15,086
Total Bank Loans (Cost $5,021,190) 5,020,495
BOND MUTUAL FUNDS 1.5%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
8.76%  (6)(7) 85,163,196 793,721
Total Bond Mutual Funds (Cost $824,415) 793,721
COMMON STOCKS 65.6%
COMMUNICATION SERVICES 3.0%
Interactive Media & Services 3.0%
Alphabet, Class A  (8)(9) 10,534,448 1,260,973
Meta Platforms, Class A  (8)(9) 995,085 285,570
Total Communication Services 1,546,543
CONSUMER DISCRETIONARY 5.7%
Automobile Components 0.3%
Mobileye Global, Class A  (8) 3,901,371 149,891
149,891
Broadline Retail 2.8%
Amazon.com (8)(9) 11,047,154 1,440,107
1,440,107

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings  (9) 2,401,611 349,554
Starbucks  (9) 970,100 96,098
Yum! Brands  (9) 6,546,928 907,077
1,352,729
Total Consumer Discretionary 2,942,727
CONSUMER STAPLES 0.6%
Beverages 0.6%
Keurig Dr Pepper  (9) 9,975,481 311,933
Total Consumer Staples 311,933
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Canadian Natural Resources  6,107,290 343,596
EOG Resources  1,240,605 141,975
Total Energy 485,571
FINANCIALS 7.4%
Banks 0.9%
PNC Financial Services Group  (9) 3,753,393 472,740
472,740
Capital Markets 3.5%
Goldman Sachs Group  1,031,200 332,603
Intercontinental Exchange  (9) 8,881,742 1,004,348
KKR  (9) 6,213,967 347,982
S&P Global  (9) 364,190 146,000
1,830,933
Financial Services 2.2%
Mastercard, Class A  (9) 1,570,200 617,560
Visa, Class A  (9) 2,240,500 532,074
1,149,634
Insurance 0.8%
Marsh & McLennan  (9) 2,167,252 407,617
407,617
Total Financials 3,860,924
HEALTH CARE 15.1%
Biotechnology 1.0%
AbbVie (9) 3,843,628 517,852
517,852
Health Care Equipment & Supplies 4.2%
Baxter International  (9) 5,312,860 242,054
Becton Dickinson & Company  (9) 4,015,744 1,060,196

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GE HealthCare Technologies  (9) 2,008,090 163,137
Stryker  (9) 705,500 215,241
Teleflex  2,051,997 496,645
2,177,273
Health Care Providers & Services 2.8%
Humana  29,383 13,138
UnitedHealth Group  (9) 2,939,367 1,412,777
1,425,915
Life Sciences Tools & Services 6.3%
Avantor (8) 24,557,751 504,416
Danaher  (9) 4,729,594 1,135,103
Revvity  (9) 8,071,995 958,872
Thermo Fisher Scientific  (9) 1,207,087 629,798
3,228,189
Pharmaceuticals 0.8%
Eli Lilly  844,600 396,100
396,100
Total Health Care 7,745,329
INDUSTRIALS & BUSINESS SERVICES 8.6%
Commercial Services & Supplies 1.5%
Waste Connections  5,276,112 754,115
754,115
Industrial Conglomerates 1.9%
General Electric  (9) 2,422,852 266,150
Roper Technologies  (9) 1,448,522 696,450
962,600
Machinery 3.6%
Fortive (9) 15,671,743 1,171,776
Ingersoll Rand  (9) 10,906,532 712,851
1,884,627
Professional Services 1.6%
Equifax (9) 1,888,144 444,280
TransUnion  (9) 4,662,764 365,234
809,514
Total Industrials & Business Services 4,410,856
INFORMATION TECHNOLOGY 15.2%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity  (9) 1,125,110 157,696
Teledyne Technologies  (8)(9) 1,009,064 414,836
572,532

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 3.6%
NVIDIA  1,648,600 697,391
NXP Semiconductors  (9) 3,472,998 710,853
Texas Instruments  (9) 2,522,229 454,052
1,862,296
Software 7.1%
Aurora Innovation  (8) 34,667,381 101,922
Black Knight  (8) 4,332,938 258,806
Microsoft  (9) 8,425,227 2,869,127
PTC  (8) 202,448 28,808
Salesforce  (8)(9) 2,037,748 430,495
3,689,158
Technology Hardware, Storage & Peripherals 3.4%
Apple (9) 9,105,738 1,766,240
1,766,240
Total Information Technology 7,890,226
MATERIALS 0.9%
Chemicals 0.9%
Linde (9) 1,225,622 467,060
Total Materials 467,060
UTILITIES 4.3%
Electric Utilities 2.3%
Exelon (9) 13,632,342 555,381
Xcel Energy  10,187,209 633,339
1,188,720
Multi-Utilities 2.0%
Ameren  9,134,843 746,043
DTE Energy  2,684,214 295,317
1,041,360
Total Utilities 2,230,080
Total Miscellaneous Common Stocks  3.9%  (10) 2,033,172
Total Common Stocks (Cost $24,576,209) 33,924,421
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922  (5)
(8)(11) 2,141,932 81,693

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282  (5)
(8)(11) 177,514 6,771
Total Information Technology 88,464
Total Convertible Preferred Stocks (Cost $200,204) 88,464
CORPORATE BONDS 9.4%
Alliant Holdings Intermediate, 4.25%, 10/15/27  (1) 14,533,000 13,407
Alliant Holdings Intermediate, 5.875%, 11/1/29  (1) 22,668,000 19,919
Alliant Holdings Intermediate, 6.75%, 10/15/27  (1) 74,350,000 69,889
Alliant Holdings Intermediate, 6.75%, 4/15/28  (1) 162,272,000 159,635
AmWINS Group, 4.875%, 6/30/29  (1) 20,805,000 18,751
Avantor Funding, 3.875%, 11/1/29  (1) 97,386,000 85,091
Avantor Funding, 4.625%, 7/15/28  (1) 105,437,000 97,661
Black Knight InfoServ, 3.625%, 9/1/28  (1) 10,398,000 9,306
Booz Allen Hamilton, 3.875%, 9/1/28  (1) 26,906,000 24,283
Booz Allen Hamilton, 4.00%, 7/1/29  (1) 16,051,000 14,306
BroadStreet Partners, 5.875%, 4/15/29  (1) 29,902,000 26,015
CCO Holdings, 5.00%, 2/1/28  (1) 252,238,000 229,852
CCO Holdings, 5.125%, 5/1/27  (1) 321,632,000 299,118
CCO Holdings, 5.50%, 5/1/26  (1) 12,750,000 12,431
Cedar Fair, 5.25%, 7/15/29  75,398,000 68,612
Cedar Fair, 5.375%, 4/15/27  95,041,000 90,051
Cedar Fair, 5.50%, 5/1/25  (1) 59,601,000 59,080
Cedar Fair, 6.50%, 10/1/28  64,276,000 62,669
Charles River Laboratories International, 3.75%, 3/15/29  (1) 45,887,000 40,208
Charles River Laboratories International, 4.00%, 3/15/31  (1) 30,433,000 26,324
Charles River Laboratories International, 4.25%, 5/1/28  (1) 12,219,000 11,150
Clarios Global, 6.25%, 5/15/26  (1) 21,486,000 21,271
Clarios Global, 6.75%, 5/15/25  (1) 15,558,000 15,539
Clarios Global, 8.50%, 5/15/27  (1) 76,610,000 76,801
Clarivate Science Holdings, 3.875%, 7/1/28  (1) 10,532,000 9,295
Clarivate Science Holdings, 4.875%, 7/1/29  (1) 7,515,000 6,641
Crowdstrike Holdings, 3.00%, 2/15/29  5,749,000 4,958
Delta Air Lines, 4.75%, 10/20/28  (1) 37,425,000 36,267
Entegris Escrow, 4.75%, 4/15/29  (1) 18,404,000 17,093
Gartner, 3.625%, 6/15/29  (1) 29,541,000 25,922
Gartner, 3.75%, 10/1/30  (1) 12,944,000 11,261
Gartner, 4.50%, 7/1/28  (1) 9,226,000 8,603
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
8.882%  (12) 116,598,000 116,598
GFL Environmental, 4.00%, 8/1/28  (1) 20,564,000 18,302
GFL Environmental, 4.375%, 8/15/29  (1) 19,189,000 17,078
GFL Environmental, 4.75%, 6/15/29  (1) 48,007,000 43,806
Heartland Dental, 8.50%, 5/1/26  (1) 65,911,000 59,649

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Heartland Dental, 10.50%, 4/30/28  (1) 47,873,000 47,574
Hilton Domestic Operating, 3.625%, 2/15/32  (1) 50,427,000 42,043
Hilton Domestic Operating, 3.75%, 5/1/29  (1) 40,559,000 35,945
Hilton Domestic Operating, 4.00%, 5/1/31  (1) 47,659,000 41,284
Hilton Domestic Operating, 4.875%, 1/15/30  31,901,000 29,748
Hilton Domestic Operating, 5.375%, 5/1/25  (1) 20,828,000 20,568
Hilton Domestic Operating, 5.75%, 5/1/28  (1) 47,494,000 46,663
Hilton Worldwide Finance, 4.875%, 4/1/27  14,587,000 14,168
Hologic, 3.25%, 2/15/29  (1) 23,573,000 20,508
Howmet Aerospace, 3.00%, 1/15/29  21,568,000 18,791
Howmet Aerospace, 5.90%, 2/1/27  3,203,000 3,223
HUB International, 5.625%, 12/1/29  (1) 34,657,000 31,061
HUB International, 7.00%, 5/1/26  (1) 324,575,000 322,952
HUB International, 7.25%, 6/15/30  (1) 532,125,000 548,089
Intercontinental Exchange, 4.00%, 9/15/27  6,439,000 6,269
IQVIA, 5.00%, 5/15/27  (1) 14,625,000 14,095
IQVIA, 5.70%, 5/15/28  (1) 64,099,000 63,458
IQVIA, 6.50%, 5/15/30  (1) 15,969,000 16,149
KFC Holding, 4.75%, 6/1/27  (1) 135,551,000 130,637
Korn Ferry, 4.625%, 12/15/27  (1) 14,197,000 13,310
Lamar Media, 3.625%, 1/15/31  4,650,000 3,918
Lamar Media, 3.75%, 2/15/28  29,206,000 26,577
Lamar Media, 4.875%, 1/15/29  5,216,000 4,857
Lennox International, 3.00%, 11/15/23  6,420,000 6,343
Life Time, 5.75%, 1/15/26  (1) 52,089,000 50,657
Live Nation Entertainment, 4.875%, 11/1/24  (1) 3,645,000 3,590
Mattel, 3.375%, 4/1/26  (1) 7,552,000 6,957
Mattel, 3.75%, 4/1/29  (1) 16,096,000 14,104
Mattel, 5.875%, 12/15/27  (1) 5,795,000 5,672
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 53,362,230 53,496
Mirant, EC, 7.90%, 7/15/09  (1)(5)(8) 16,000,000 —
MSCI, 3.25%, 8/15/33  (1) 25,206,000 20,070
MSCI, 3.625%, 9/1/30  (1) 63,407,000 54,372
MSCI, 3.625%, 11/1/31  (1) 39,028,000 32,979
MSCI, 3.875%, 2/15/31  (1) 44,676,000 38,589
MSCI, 4.00%, 11/15/29  (1) 36,940,000 33,200
PRA Health Sciences, 2.875%, 7/15/26  (1) 16,684,000 15,162
PTC, 4.00%, 2/15/28  (1) 6,340,000 5,849
Ryan Specialty, 4.375%, 2/1/30  (1) 2,890,000 2,547
SBA Communications, 3.125%, 2/1/29  48,386,000 41,007
SBA Communications, 3.875%, 2/15/27  54,443,000 49,952
SBA Tower Trust, 6.599%, 1/15/28  (1) 2,575,000 2,614
Sensata Technologies, 3.75%, 2/15/31  (1) 30,768,000 26,076
Sensata Technologies, 4.00%, 4/15/29  (1) 39,128,000 34,726
Sensata Technologies, 4.375%, 2/15/30  (1) 12,337,000 10,949
Sensata Technologies, 5.00%, 10/1/25  (1) 23,800,000 23,175

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sensata Technologies, 5.625%, 11/1/24  (1) 6,670,000 6,620
Sensata Technologies, 5.875%, 9/1/30  (1) 26,938,000 25,995
Service Corp. International, 3.375%, 8/15/30  25,751,000 21,470
Six Flags Entertainment, 5.50%, 4/15/27  (1) 115,949,000 109,572
Six Flags Theme Parks, 7.00%, 7/1/25  (1) 29,908,000 30,132
Surgery Center Holdings, 10.00%, 4/15/27  (1) 29,147,000 29,803
Teleflex, 4.25%, 6/1/28  (1) 5,425,000 4,964
Teleflex, 4.625%, 11/15/27  31,460,000 29,651
TransDigm, 5.50%, 11/15/27  42,811,000 40,349
TransDigm, 6.25%, 3/15/26  (1) 39,745,000 39,546
TransDigm, 6.375%, 6/15/26  5,780,000 5,686
TransDigm U.K. Holdings, 6.875%, 5/15/26  6,624,000 6,558
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  781,015 740
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  4,506,809 4,214
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  7,452,153 7,315
USI, 6.875%, 5/1/25  (1) 119,087,000 118,194
Vail Resorts, 6.25%, 5/15/25  (1) 16,109,000 16,069
Yum! Brands, 3.625%, 3/15/31  37,870,000 32,663
Yum! Brands, 4.625%, 1/31/32  83,246,000 75,130
Yum! Brands, 4.75%, 1/15/30  (1) 37,386,000 34,909
Yum! Brands, 5.35%, 11/1/43  73,790,000 64,566
Yum! Brands, 5.375%, 4/1/32  92,045,000 87,098
Yum! Brands, 6.875%, 11/15/37  30,316,000 32,135
Total Miscellaneous Corporate Bonds  0.1%  (10) 54,347
Total Corporate Bonds (Cost $4,929,178) 4,838,541
PREFERRED STOCKS 0.3%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95%  (12) 95,800 2,395
Total Financials 2,395
UTILITIES 0.3%
Electric Utilities 0.3%
CMS Energy, 5.875%, 10/15/78  1,985,595 47,595
CMS Energy, 5.875%, 3/1/79  1,798,769 43,800
SCE Trust IV, Series J, VR, 5.375%  (12)(13) 1,311,912 25,923
117,318

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas & Gas Transmission 0.0%
NiSource, Series B, VR, 6.50%  (12)(13) 491,729 12,387
12,387
Total Utilities 129,705
Total Preferred Stocks (Cost $142,095) 132,100
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 7.9%
U.S. Treasury Obligations 7.9%
U.S. Treasury Notes, 2.75%, 8/15/32  359,823,700 329,913
U.S. Treasury Notes, 3.50%, 2/15/33  2,111,534,900 2,057,427
U.S. Treasury Notes, 4.125%, 11/15/32  1,679,757,300 1,716,765
4,104,105
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $4,203,722) 4,104,105
SHORT-TERM INVESTMENTS 7.9%
Money Market Funds 7.9%
T. Rowe Price Government Reserve Fund, 5.13%  (6)(14) 4,059,529,287 4,059,529
Total Short-Term Investments (Cost $4,059,529) 4,059,529
Total Investments in Securities
102.6% of Net Assets
(Cost $43,996,811) $ 52,997,784
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,865,286 and represents 7.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of June 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2023, was $20,984 and was valued at $20,171 (0.0% of net assets).

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) All or a portion of this security is pledged to cover or as collateral for written call options at June 30, 2023.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$88,464 and represents 0.2% of net assets.
(12) Perpetual security with no stated maturity date.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (1.3)%
OTC Options Written (1.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
AbbVie, Call, 1/19/24 @
$155.00 3,998 53,865 (654)
Citibank
AbbVie, Call, 1/19/24 @
$160.00 3,997 53,852 (420)
Citibank
AbbVie, Call, 1/19/24 @
$170.00 5,094 68,631 (204)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$145.00 322 4,338 (126)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$150.00 322 4,338 (83)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$175.00 2,554 34,410 (54)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$180.00 3,828 51,575 (59)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$185.00 1,271 17,124 (22)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$195.00 1,271 17,124 (6)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$200.00 1,271 17,124 (10)
Citibank
Alphabet, Class A, Call,
1/19/24 @ $102.50 3,109 37,215 (7,026)
Citibank
Alphabet, Class A, Call,
1/19/24 @ $142.00 6,415 76,788 (1,944)
Wells Fargo Bank
Alphabet, Class A, Call,
1/19/24 @ $120.00 11,767 140,851 (12,914)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $107.50 3,812 49,693 (11,236)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $110.00 7,625 99,400 (21,026)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $115.00 14,862 193,741 (35,334)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $120.00 3,809 49,654 (7,742)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $132.50 9,629 125,524 (12,470)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $135.00 6,452 84,108 (7,549)
UBS Investment Bank
Analog Devices, Call,
1/19/24 @ $200.00 1,606 31,286 (2,248)
UBS Investment Bank
Analog Devices, Call,
1/19/24 @ $210.00 322 6,273 (309)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
Analog Devices, Call,
6/21/24 @ $210.00 322 6,273 (523)
UBS Investment Bank
Analog Devices, Call,
6/21/24 @ $220.00 322 6,273 (404)
JPMorgan Chase
Apple, Call, 1/19/24 @
$145.00 3,177 61,624 (17,068)
JPMorgan Chase
Apple, Call, 1/19/24 @
$150.00 6,354 123,249 (31,468)
JPMorgan Chase
Apple, Call, 1/19/24 @
$155.00 6,354 123,249 (28,577)
JPMorgan Chase
Apple, Call, 1/19/24 @
$180.00 9,581 185,843 (23,114)
JPMorgan Chase
Apple, Call, 1/19/24 @
$195.00 3,851 74,698 (5,565)
JPMorgan Chase
Apple, Call, 1/19/24 @
$200.00 3,208 62,226 (3,657)
JPMorgan Chase
Apple, Call, 1/19/24 @
$205.00 643 12,472 (564)
Citibank
Baxter International, Call,
1/19/24 @ $50.00 3,213 14,638 (675)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$270.00 1,923 50,769 (2,500)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$280.00 1,923 50,769 (1,567)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$290.00 1,261 33,292 (593)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$300.00 1,261 33,292 (315)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $190.00 471 8,727 (398)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $200.00 471 8,727 (207)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $210.00 470 8,709 (98)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$290.00 3,172 76,128 (848)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$300.00 625 15,000 (103)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$310.00 625 15,000 (66)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$320.00 625 15,000 (42)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Equifax, Call, 12/15/23 @
$220.00 2,955 69,531 (8,629)
Citibank
Equifax, Call, 12/15/23 @
$230.00 1,038 24,424 (2,294)
Citibank
Equifax, Call, 12/15/23 @
$240.00 3,600 84,708 (5,850)
Citibank
Equifax, Call, 1/19/24 @
$230.00 322 7,577 (758)
Citibank
Equifax, Call, 1/19/24 @
$240.00 321 7,553 (615)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$45.00 18,205 74,167 (1,547)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$47.00 4,322 17,608 (194)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$50.00 4,683 19,079 (94)
JPMorgan Chase
Exelon, Call, 6/21/24 @
$47.00 643 2,620 (80)
Citibank
Fortive, Call, 12/15/23 @
$75.00 643 4,808 (325)
Citibank
Fortive, Call, 12/15/23 @
$80.00 643 4,808 (172)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/19/24
@ $85.00 1,285 10,439 (694)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/19/24
@ $90.00 3,851 31,286 (1,309)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $90.00 4,340 47,675 (10,622)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $95.00 4,340 47,676 (8,875)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $110.00 7,774 85,397 (7,852)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $115.00 7,774 85,397 (5,811)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $140.00 629 9,155 (997)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $145.00 3,666 53,359 (4,656)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $150.00 3,666 53,359 (3,849)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $155.00 1,912 27,829 (1,444)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $160.00 1,283 18,674 (770)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Ingersoll Rand, Call,
12/15/23 @ $60.00 2,521 16,477 (2,218)
Goldman Sachs
Ingersoll Rand, Call,
12/15/23 @ $75.00 3,212 20,994 (602)
Citibank
Intercontinental Exchange ,
Call, 1/19/24 @ $110.00 6,384 72,190 (6,065)
Citibank
Intercontinental Exchange ,
Call, 1/19/24 @ $115.00 3,837 43,389 (2,417)
Citibank
Intercontinental Exchange ,
Call, 1/19/24 @ $120.00 642 7,260 (254)
UBS Investment Bank
Intuit, Call, 1/19/24 @
$480.00 642 29,416 (2,308)
Citibank
Keurig Dr Pepper, Call,
1/19/24 @ $37.00 3,368 10,532 (34)
Citibank
Keurig Dr Pepper, Call,
1/19/24 @ $40.00 3,368 10,532 (8)
UBS Investment Bank
KKR, Call, 1/19/24 @
$55.00 6,389 35,778 (3,769)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$390.00 1,279 48,740 (2,648)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$395.00 321 12,233 (565)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$410.00 321 12,233 (379)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $185.00 1,891 35,566 (879)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $190.00 1,891 35,566 (388)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $195.00 1,891 35,566 (137)
Goldman Sachs
Marsh & McLennan, Call,
7/21/23 @ $200.00 1,891 35,566 (9)
Goldman Sachs
Marsh & McLennan, Call,
1/19/24 @ $180.00 2,554 48,036 (4,316)
Goldman Sachs
Marsh & McLennan, Call,
1/19/24 @ $190.00 2,878 54,129 (2,677)
Goldman Sachs
Marsh & McLennan, Call,
1/19/24 @ $200.00 321 6,037 (156)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $380.00 1,272 50,028 (4,792)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $400.00 3,510 138,048 (8,635)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $405.00 321 12,625 (697)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $410.00 1,918 75,435 (3,683)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $420.00 1,594 62,692 (2,363)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $425.00 321 12,625 (429)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $430.00 1,272 50,028 (1,476)
Barclays Bank
Meta Platforms, Class A,
Call, 1/19/24 @ $290.00 3,208 92,063 (11,052)
Bank of America
Microsoft, Call, 1/19/24 @
$275.00 2,224 75,736 (17,342)
Bank of America
Microsoft, Call, 1/19/24 @
$290.00 2,224 75,736 (14,478)
Bank of America
Microsoft, Call, 1/19/24 @
$300.00 2,224 75,736 (12,677)
JPMorgan Chase
Microsoft, Call, 1/19/24 @
$300.00 9,507 323,751 (54,190)
UBS Investment Bank
Microsoft, Call, 1/19/24 @
$360.00 1,284 43,725 (2,539)
UBS Investment Bank
Microsoft, Call, 1/19/24 @
$375.00 1,284 43,725 (1,801)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $170.00 1,866 38,193 (8,145)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $180.00 3,771 77,185 (13,689)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $185.00 3,771 77,185 (12,312)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $190.00 2,554 52,275 (7,522)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $195.00 3,771 77,185 (9,937)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $200.00 2,554 52,275 (6,002)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $210.00 643 13,161 (1,177)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $220.00 643 13,161 (900)
Wells Fargo Bank
NXP Semiconductors, Call,
6/21/24 @ $220.00 482 9,866 (1,080)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$170.00 1,525 19,207 (95)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$175.00 2,478 31,210 (93)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$185.00 933 11,751 (16)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$190.00 933 11,751 (16)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$200.00 933 11,751 (14)
Citibank
Revvity, Call, 9/15/23 @
$155.00 1,613 19,161 (230)
Citibank
Revvity, Call, 9/15/23 @
$165.00 1,613 19,161 (117)
Citibank
Revvity, Call, 9/15/23 @
$170.00 1,613 19,161 (60)
Citibank
Revvity, Call, 9/15/23 @
$175.00 1,613 19,161 (73)
Citibank
Roper Technologies, Call,
8/18/23 @ $470.00 1,274 61,254 (2,535)
Citibank
Roper Technologies, Call,
8/18/23 @ $480.00 311 14,953 (418)
Citibank
Roper Technologies, Call,
8/18/23 @ $500.00 311 14,953 (145)
Citibank
Roper Technologies, Call,
8/18/23 @ $520.00 311 14,953 (53)
Citibank
Roper Technologies, Call,
8/18/23 @ $540.00 311 14,953 (23)
Citibank
Roper Technologies, Call,
2/16/24 @ $490.00 322 15,482 (956)
Citibank
Roper Technologies, Call,
2/16/24 @ $510.00 322 15,482 (641)
Bank of America
S&P Global, Call, 1/19/24 @
$370.00 429 17,198 (2,115)
Bank of America
S&P Global, Call, 1/19/24 @
$390.00 429 17,198 (1,497)
Bank of America
S&P Global, Call, 1/19/24 @
$400.00 429 17,198 (1,216)
Bank of America
S&P Global, Call, 1/19/24 @
$410.00 207 8,298 (475)
Bank of America
S&P Global, Call, 1/19/24 @
$420.00 429 17,198 (774)
Bank of America
S&P Global, Call, 1/19/24 @
$430.00 207 8,298 (293)
Bank of America
S&P Global, Call, 1/19/24 @
$450.00 207 8,298 (156)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
S&P Global, Call, 1/19/24 @
$470.00 207 8,298 (76)
UBS Investment Bank
S&P Global, Call, 1/19/24 @
$400.00 321 12,869 (910)
UBS Investment Bank
S&P Global, Call, 1/19/24 @
$410.00 321 12,869 (737)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$160.00 1,562 32,999 (9,255)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$165.00 3,151 66,568 (17,299)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$170.00 1,589 33,569 (8,040)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$230.00 964 20,365 (1,309)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$240.00 964 20,365 (974)
Goldman Sachs
Salesforce, Call, 6/21/24 @
$230.00 322 6,803 (721)
Goldman Sachs
Salesforce, Call, 6/21/24 @
$240.00 322 6,803 (600)
Goldman Sachs
Starbucks, Call, 1/19/24 @
$100.00 3,666 36,315 (2,594)
Goldman Sachs
Starbucks, Call, 1/19/24 @
$105.00 3,666 36,315 (1,714)
Goldman Sachs
Starbucks, Call, 1/19/24 @
$115.00 2,369 23,467 (404)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$270.00 1,271 38,777 (5,986)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$280.00 1,271 38,777 (4,900)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$290.00 1,271 38,777 (4,004)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$300.00 1,271 38,777 (3,216)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$310.00 958 29,228 (1,796)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$320.00 1,013 30,906 (1,393)
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $125.00 937 13,133 (1,480)
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $130.00 1,890 26,490 (2,136)
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $135.00 1,890 26,490 (1,134)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
TE Connectivity, Call,
7/21/23 @ $140.00 1,890 26,490 (439)
JPMorgan Chase
Teledyn Technologies, Call,
12/15/23 @ $440.00 161 6,619 (245)
JPMorgan Chase
Teledyn Technologies, Call,
12/15/23 @ $460.00 161 6,619 (119)
Bank of America
Texas Instruments, Call,
1/19/24 @ $180.00 2,540 45,725 (3,524)
Bank of America
Texas Instruments, Call,
1/19/24 @ $190.00 3,504 63,079 (3,110)
Bank of America
Texas Instruments, Call,
1/19/24 @ $195.00 3,504 63,079 (2,435)
Bank of America
Texas Instruments, Call,
1/19/24 @ $200.00 10,524 189,453 (5,525)
Bank of America
Texas Instruments, Call,
6/21/24 @ $195.00 643 11,575 (786)
Bank of America
Texas Instruments, Call,
6/21/24 @ $200.00 643 11,575 (667)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $560.00 161 8,400 (378)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $590.00 161 8,400 (210)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $600.00 1,284 66,993 (1,323)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $610.00 448 23,374 (403)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $620.00 448 23,374 (276)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $630.00 448 23,374 (269)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $610.00 316 16,487 (284)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $630.00 316 16,487 (190)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $660.00 316 16,487 (111)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $690.00 316 16,487 (47)
Goldman Sachs
TransUnion, Call, 10/20/23
@ $65.00 1,258 9,854 (1,937)
Goldman Sachs
TransUnion, Call, 10/20/23
@ $70.00 1,258 9,854 (1,453)
Goldman Sachs
TransUnion, Call, 12/15/23
@ $80.00 1,284 10,058 (751)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
UnitedHealth Group, Call,
1/19/24 @ $580.00 2,096 100,742 (744)
JPMorgan Chase
UnitedHealth Group, Call,
1/19/24 @ $550.00 642 30,857 (536)
JPMorgan Chase
UnitedHealth Group, Call,
1/19/24 @ $600.00 2,209 106,173 (434)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $230.00 1,905 45,240 (4,115)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $240.00 2,227 52,887 (3,452)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $245.00 963 22,869 (1,199)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $250.00 1,905 45,240 (1,929)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $260.00 2,227 52,887 (1,375)
Goldman Sachs
Visa, Class A, Call, 6/21/24
@ $250.00 161 3,824 (290)
Goldman Sachs
Visa, Class A, Call, 6/21/24
@ $260.00 161 3,824 (215)
Citibank
Yum! Brands, Call, 1/19/24
@ $145.00 2,241 31,049 (1,199)
Citibank
Yum! Brands, Call, 1/19/24
@ $150.00 2,241 31,049 (784)
Wells Fargo Bank
Yum! Brands, Call, 1/19/24
@ $140.00 9,000 124,695 (7,065)
Total Options Written (Premiums $(439,049)) $ (664,480)

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy, 5.875%, 10/15/78  $ (203) $ 4,279 $ 1,512
CMS Energy, 5.875%, 3/1/79  (750) 5,970 1,754
SCE Trust IV, Series J, VR, 5.375%  (1,688) 4,423 957
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 8.76%  — 11,542 32,772
TransUnion  (99,266) 292,135 2,108
T. Rowe Price Government Reserve Fund, 5.13% — — 61,467
Totals $ (101,907) # $ 318,349 $ 100,570 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
CMS Energy, 5.875%, 10/15/78  $ 49,731 $ — $ 6,415 $ *
CMS Energy, 5.875%, 3/1/79  61,510 — 23,680 *
SCE Trust IV, Series J, VR,
5.375%  29,636 — 8,136 *
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 8.76%  749,303 32,876 — 793,721
TransUnion  576,044 — 502,945 *
T. Rowe Price Government
Reserve Fund, 5.13% 2,714,515 ¤ ¤ 4,059,529
Total $ 4,853,250 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $100,570 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,883,944.

T. ROWE PRICE Capital Appreciation Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $43,996,811) $ 52,997,784
Interest and dividends receivable 129,499
Receivable for investment securities sold 92,326
Receivable for shares sold 63,336
Cash 34,247
Foreign currency (cost $5,136) 5,256
Other assets 2,221
Total assets 53,324,669
Liabilities
Payable for investment securities purchased 941,127
Options written (premiums $439,049) 664,480
Investment management fees payable 23,447
Payable for shares redeemed 18,710
Due to affiliates 715
Payable to directors 42
Other liabilities 25,763
Total liabilities 1,674,284
NET ASSETS $ 51,650,385

T. ROWE PRICE Capital Appreciation Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 9,738,792
Paid-in capital applicable to 1,561,160,637 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares
authorized 41,911,593
NET ASSETS $ 51,650,385
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $29,357,896; Shares outstanding:
887,294,975) $ 33.09
Advisor Class
(Net assets: $720,473; Shares outstanding: 22,122,250) $ 32.57
I Class
(Net assets: $21,572,016; Shares outstanding:
651,743,412) $ 33.10

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest $ 440,475
Dividend (net of foreign taxes of $2,419) 303,786
Other 6
Total income 744,267
Expenses
Investment management 140,603
Shareholder servicing
Investor Class $ 17,731
Advisor Class 476
I Class 963 19,170
Rule 12b-1 fees
Advisor Class 835
Prospectus and shareholder reports
Investor Class 552
Advisor Class 8
I Class 165 725
Registration 466
Custody and accounting 416
Proxy and annual meeting 406
Directors 83
Legal and audit 23
Miscellaneous 117
Waived / paid by Price Associates (5,200)
Total expenses 157,644
Net investment income 586,623

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 432,798
Options written 154,773
Foreign currency transactions (235)
Net realized gain 587,336
Change in net unrealized gain / loss
Securities 4,393,564
Options written (396,242)
Other assets and liabilities denominated in foreign currencies 78
Change in net unrealized gain / loss 3,997,400
Net realized and unrealized gain / loss 4,584,736
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,171,359

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 586,623 $ 741,407
Net realized gain 587,336 3,279,720
Change in net unrealized gain / loss 3,997,400 (10,458,404)
Increase (decrease) in net assets from operations 5,171,359 (6,437,277)
Distributions to shareholders
Net earnings
Investor Class – (2,278,489)
Advisor Class – (55,813)
I Class – (1,680,332)
Decrease in net assets from distributions – (4,014,634)
Capital share transactions
*
Shares sold
Investor Class 2,482,219 3,945,710
Advisor Class 48,701 84,849
I Class 1,827,348 10,858,872
Distributions reinvested
Investor Class – 2,218,918
Advisor Class – 54,969
I Class – 1,617,001
Shares redeemed
Investor Class (2,175,191) (13,844,290)
Advisor Class (54,999) (129,121)
I Class (1,105,073) (2,807,670)
Increase in net assets from capital share
transactions 1,023,005 1,999,238

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 6,194,364 (8,452,673)
Beginning of period 45,456,021 53,908,694
End of period $ 51,650,385 $ 45,456,021
*Share information (000s)
Shares sold
Investor Class 78,686 117,469
Advisor Class 1,566 2,604
I Class 57,820 318,283
Distributions reinvested
Investor Class – 74,862
Advisor Class – 1,882
I Class – 54,573
Shares redeemed
Investor Class (69,357) (408,978)
Advisor Class (1,778) (3,921)
I Class (35,194) (85,819)
Increase in shares outstanding 31,743 70,955

T. ROWE PRICE Capital Appreciation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value. The fund has three classes of shares: the Capital Appreciation
Fund (Investor Class), the Capital Appreciation Fund–Advisor Class (Advisor Class),
and the Capital Appreciation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay
Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend

T. ROWE PRICE Capital Appreciation Fund

income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Capital Appreciation Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Capital Appreciation Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,140,513 $ — $ 4,140,513
Bank Loans — 4,995,834 24,661 5,020,495
Bond Mutual Funds 793,721 — — 793,721
Common Stocks 33,924,421 — — 33,924,421
Convertible Preferred Stocks — — 88,464 88,464
Corporate Bonds — 4,838,541 — 4,838,541
Preferred Stocks 132,100 — — 132,100
Short-Term Investments 4,059,529 — — 4,059,529
Total $ 38,909,771 $ 13,974,888 $ 113,125 $ 52,997,784
Liabilities
Options Written $ — $ 664,480 $ — $ 664,480
1
Includes Asset-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 664,480
Total $ 664,480
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 154,773
Total $ 154,773

T. ROWE PRICE Capital Appreciation Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (396,242)
Total $ (396,242)

T. ROWE PRICE Capital Appreciation Fund

of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ — $ (67,146) $ (67,146) $ 478,290 $ 411,144
Barclays Bank — (11,052) (11,052) — —
Citibank — (49,181) (49,181) 91,760 42,579
Goldman Sachs — (98,058) (98,058) 1,356,861 1,258,803
JPMorgan Chase — (174,926) (174,926) — —
UBS Investment
Bank — (15,548) (15,548) 111,615 96,067
Wells Fargo Bank — (248,569) (248,569) 2,028,686 1,780,117
Total $ — $ (664,480)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Capital Appreciation Fund

transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 7% and 15% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than

T. ROWE PRICE Capital Appreciation Fund

other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $13,731,250,000 and $12,578,676,000, respectively, for the six months ended June 30, 2023. Purchases and sales of U.S. government securities aggregated $4,219,265,000 and $4,209,974,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Capital Appreciation Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $43,956,774,000. Net unrealized gain aggregated
$8,376,641,000 at period-end, of which $9,918,220,000 related to appreciated investments and $1,541,579,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%. Effective April 30, 2019, Price Associates

T. ROWE PRICE Capital Appreciation Fund

has contractually agreed, at least through April 30, 2024, to waive a portion of its management fee so that an individual fund fee of 0.27% is applied to the fund’s average daily net assets that are equal to or greater than $27.5 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $3,100,000 and allocated ratably in the amounts of $1,768,000 for the Investor Class, $44,000 for the Advisor Class, and
$1,288,000 for the I Class, for the six months ended June 30, 2023.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Capital Appreciation Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $3,359,000 for T. Rowe Price Services, Inc.; and
$574,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
Advisor Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 04/30/24 04/30/24
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Capital Appreciation Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended June 30, 2023, are as follows:
Total management fee waived was allocated ratably in the amounts of $1,198,000,
$30,000 and $872,000 for the Investor Class, Advisor Class and I Class, respectively, for the six months ended June 30, 2023.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
2,332,149 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 3,543,216 shares of the I Class, representing 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class 0.55% $ 2,100
Total Management Fee Waived $ 2,100

T. ROWE PRICE Capital Appreciation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to
$935,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Capital Appreciation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 994,795,775 12,682,503
Mark J. Parrell 993,962,552 13,749,980
Kellye L. Walker 995,472,030 12,582,477
Eric L. Veiel 994,752,302 13,367,490

T. ROWE PRICE Capital Appreciation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price Investment Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and
Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of the
Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment

T. ROWE PRICE Capital Appreciation Fund

personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group, Expense Universe, and Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense
Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F72-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023